Supplement Dated December 18, 2018
To The Prospectus Dated April 30, 2018, as amended
Jackson Variable Series Trust
(the "Trust")

Please note that the changes may apply to your variable annuity product(s).

Proposed Reorganization of JNL/Epoch Global Shareholder Yield Fund

On December 10-12, 2018, the Board of Trustees (the "Board") of the Trust approved the proposed reorganization of JNL/Epoch Global Shareholder Yield Fund  (the "Epoch Fund" or the "Acquired Fund") into JNL/The Boston Company Equity Income Fund (the "TBC Fund" or the "Acquiring Fund"), each a series of the Trust (the "Reorganization").

The Reorganization is subject to approval by the shareholders of the Epoch Fund at a shareholders' meeting expected to be held on March 15, 2019.  If approved, it is expected that the Reorganization will take place on or about the close of business on April 26, 2019 (the "Closing Date").  No assurance can be given that the Reorganization will be approved by shareholders.

Under the terms of the proposed Plan of Reorganization, the Epoch Fund's assets and liabilities will be transferred to the TBC Fund in return for shares of the TBC Fund having an aggregate net asset value equal to the Epoch Fund's net assets as of the valuation date. These TBC Fund shares will be distributed pro rata to shareholders of the Epoch Fund in exchange for their fund shares. Current Epoch Fund shareholders will thus become shareholders of the TBC Fund and receive shares of TBC Fund with a total net asset value equal to that of their shares of the Epoch Fund at the time of Reorganization.  Shareholders will not pay any sales charges in connection with the Reorganization.

The federal income tax treatment of the Reorganization depends upon several factors, including the extent to which the Epoch Fund disposes of assets prior to the completion of the Reorganization and whether the Reorganization qualifies as a tax-free reorganization under Section 368(a)(1) of the Code. It is expected that the Reorganization will qualify as a tax-free reorganization, in which event no gain or loss will be recognized by the Epoch Fund or its shareholders. The Epoch Fund may dispose of a portion or all of its portfolio securities in connection with and prior to the Reorganization.  The Epoch Fund will recognize gains or losses upon such dispositions; any such gains will be distributed to Epoch Fund shareholders.

The Epoch Fund and the TBC Fund have generally compatible investment objectives, but they employ different investment policies in seeking to achieve those objectives. The Funds also have some overlap in their risk profiles.  A full description of the TBC Fund and the terms of the proposed Reorganization will be contained in a combined proxy statement/prospectus, which is expected to be mailed to shareholders of the Epoch Fund on or about February 14, 2019.

The foregoing is not an offer to sell, nor a solicitation of an offer to buy, shares of the TBC Fund, nor is it a solicitation of any proxy.  For more information regarding the TBC Fund or to receive a free copy of a proxy statement/prospectus relating to the Reorganization (once a registration statement relating to the Reorganization has been filed with the Securities and Exchange Commission ("SEC") and has become effective) that contains important information about fees, expenses and risk considerations, please contact us at prospectusrequest@jackson.com.  The proxy statement/prospectus will also be available for free on the SEC's web site (www.sec.gov).  Please read the proxy statement/prospectus carefully before making any investment decisions.

Proposed Reorganization of JNL/AQR Risk Parity Fund

On December 10-12, 2018, the Board of Trustees (the "Board") of the Trust approved the proposed reorganization of JNL/AQR Risk Parity Fund (the "AQR Fund" or the "Acquired Fund"), a series of the Trust, into JNL/T. Rowe Price Managed Volatility Balanced Fund (the "T. Rowe Fund" or the "Acquiring Fund"), a series of JNL Series Trust (the "Reorganization").

The Reorganization is subject to approval by the shareholders of the AQR Fund at a shareholders' meeting expected to be held on March 15, 2019.  If approved, it is expected that the Reorganization will take place on or about the close of business on April 26, 2019 (the "Closing Date").  No assurance can be given that the Reorganization will be approved by shareholders.

Under the terms of the proposed Plan of Reorganization, the AQR Fund's assets and liabilities will be transferred to the T. Rowe Fund in return for shares of the T. Rowe Fund having an aggregate net asset value equal to the AQR Fund's net assets as of the valuation date. These T. Rowe Fund shares will be distributed pro rata to shareholders of the AQR Fund in exchange for their fund shares. Current AQR Fund shareholders will thus become shareholders of the T. Rowe Fund and receive shares of the T. Rowe Fund with a total net asset value equal to that of their shares of the AQR Fund at the time of Reorganization.  Shareholders will not pay any sales charges in connection with the Reorganization.

The federal income tax treatment of the Reorganization depends upon several factors, including the extent to which the AQR Fund disposes of assets prior to the completion of the Reorganization. It is expected that the Reorganization will be treated for U.S. federal income tax purposes as a contribution of AQR Fund's assets to T. Rowe Fund in exchange for T. Rowe Fund shares, followed by a distribution of such T. Rowe Fund shares to AQR Fund shareholders in liquidation of AQR Fund. The AQR Fund may recognize gain or loss upon such distribution in liquidation; any such gains will be distributed to AQR Fund shareholders. The AQR Fund may dispose of a portion or all of its portfolio securities in connection with and prior to the Reorganization.  The AQR Fund will recognize gains or losses upon such dispositions; any such gains will be distributed to AQR Fund shareholders.

The AQR Fund and the T. Rowe Fund have comparable investment objectives, but they employ different investment strategies in seeking to achieve those objectives. The Funds also have some overlap in their risk profiles.  A full description of the T. Rowe Fund and the terms of the proposed Reorganization will be contained in a combined proxy statement/prospectus, which is expected to be mailed to shareholders of the AQR Fund on or about February 14, 2019.

The foregoing is not an offer to sell, nor a solicitation of an offer to buy, shares of the T. Rowe Fund, nor is it a solicitation of any proxy.  For more information regarding the T. Rowe Fund or to receive a free copy of a proxy statement/prospectus relating to the Reorganization (once a registration statement relating to the Reorganization has been filed with the Securities and Exchange Commission ("SEC") and has become effective) that contains important information about fees, expenses and risk considerations, please contact us at prospectusrequest@jackson.com.  The proxy statement/prospectus will also be available for free on the SEC's web site (www.sec.gov).  Please read the proxy statement/prospectus carefully before making any investment decisions.

Proposed Reorganization of JNL/BlackRock Global Long Short Credit Fund

On December 10-12, 2018, the Board of Trustees (the "Board") of the Trust approved the proposed reorganization of the JNL/BlackRock Global Long Short Credit Fund (the "BlackRock Fund" or the "Acquired Fund"), a series of the Trust, into the JNL/Crescent High Income Fund (the "Crescent Fund" or the "Acquiring Fund"), a series of JNL Series Trust (the "Reorganization").

The Reorganization is subject to approval by the shareholders of the BlackRock Fund at a shareholders' meeting expected to be held on March 15, 2019.  If approved, it is expected that the Reorganization will take place on or about the close of business on April 26, 2019 (the "Closing Date").  No assurance can be given that the Reorganization will be approved by shareholders.

Under the terms of the proposed Plan of Reorganization, the BlackRock Fund's assets and liabilities will be transferred to the Crescent Fund in return for shares of the Crescent Fund having an aggregate net asset value equal to the BlackRock Fund's net assets as of the valuation date. These Crescent Fund shares will be distributed pro rata to shareholders of the BlackRock Fund in exchange for their fund shares. Current BlackRock Fund shareholders will thus become shareholders of the Crescent Fund and receive shares of Crescent Fund with a total net asset value equal to that of their shares of the BlackRock Fund at the time of Reorganization.  Shareholders will not pay any sales charges in connection with the Reorganization.

The federal income tax treatment of the Reorganization depends upon several factors, including the extent to which the BlackRock Fund disposes of assets prior to the completion of the Reorganization and whether the Reorganization qualifies as a tax-free reorganization under Section 368(a)(1) of the Code. It is expected that the Reorganization will qualify as a tax-free reorganization, in which event no gain or loss will be recognized by the BlackRock Fund or its shareholders. The BlackRock Fund may dispose of a portion or all of its portfolio securities in connection with and prior to the Reorganization.  The BlackRock Fund will recognize gains or losses upon such dispositions; any such gains will be distributed to BlackRock Fund shareholders.

The investment objective and investment strategies of the BlackRock Fund and the Crescent Fund are different. The Funds have some overlap in their risk profiles.  A full description of the Crescent Fund and the terms of the proposed Reorganization will be contained in a combined proxy statement/prospectus, which is expected to be mailed to shareholders of the BlackRock Fund on or about February 14, 2019.

The foregoing is not an offer to sell, nor a solicitation of an offer to buy, shares of the Crescent Fund, nor is it a solicitation of any proxy.  For more information regarding the Crescent Fund or to receive a free copy of a proxy statement/prospectus relating to the Reorganization (once a registration statement relating to the Reorganization has been filed with the Securities and Exchange Commission ("SEC") and has become effective) that contains important information about fees, expenses and risk considerations, please contact us at prospectusrequest@jackson.com.  The proxy statement/prospectus will also be available for free on the SEC's web site (www.sec.gov).  Please read the proxy statement/prospectus carefully before making any investment decisions.

Proposed Reorganization of JNL/PPM America Long Short Credit Fund

On December 10-12, 2018, the Board of Trustees (the "Board") of the Trust approved the proposed reorganization of the JNL/PPM America Long Short Credit Fund  (the "Long Short Fund" or the "Acquired Fund"), a series of the Trust, into the JNL/PPM America High Yield Bond Fund (the "HY Bond Fund" or the "Acquiring Fund"), a series of JNL Series Trust (the "Reorganization").

The Reorganization is subject to approval by the shareholders of the Long Short Fund at a shareholders' meeting expected to be held on March 15, 2019.  If approved, it is expected that the Reorganization will take place on or about the close of business on April 26, 2019 (the "Closing Date").  No assurance can be given that the Reorganization will be approved by shareholders.

Under the terms of the proposed Plan of Reorganization, the Long Short Fund's assets and liabilities will be transferred to the HY Bond Fund in return for shares of the HY Bond Fund having an aggregate net asset value equal to the Long Short Fund's net assets as of the valuation date. These HY Bond Fund shares will be distributed pro rata to shareholders of the Long Short Fund in exchange for their fund shares. Current Long Short Fund shareholders will thus become shareholders of the HY Bond Fund and receive shares of HY Bond Fund with a total net asset value equal to that of their shares of the Long Short Fund at the time of Reorganization.  Shareholders will not pay any sales charges in connection with the Reorganization.

The federal income tax treatment of the Reorganization depends upon several factors, including the extent to which the Long Short Fund disposes of assets prior to the completion of the Reorganization and whether the Reorganization qualifies as a tax-free reorganization under Section 368(a)(1) of the Code.  It is expected that the Reorganization will qualify as a tax-free reorganization, in which event no gain or loss will be recognized by the Long Short Fund or its shareholders. The Long Short Fund may dispose of a portion or all of its portfolio securities in connection with and prior to the Reorganization.  The Long Short Fund will recognize gains or losses upon such dispositions; any such gains will be distributed to Long Short Fund shareholders.

The investment objective and investment strategies of the Long Short Fund and the HY Bond Fund are different. The Funds have some overlap in their risk profiles.  A full description of the HY Bond Fund and the terms of the proposed Reorganization will be contained in a combined proxy statement/prospectus, which is expected to be mailed to shareholders of the Long Short Fund on or about February 14, 2019.

The foregoing is not an offer to sell, nor a solicitation of an offer to buy, shares of the HY Bond Fund, nor is it a solicitation of any proxy.  For more information regarding the HY Bond Fund or to receive a free copy of a proxy statement/prospectus relating to the Reorganization (once a registration statement relating to the Reorganization has been filed with the Securities and Exchange Commission ("SEC") and has become effective) that contains important information about fees, expenses and risk considerations, please contact us at prospectusrequest@jackson.com.  The proxy statement/prospectus will also be available for free on the SEC's web site (www.sec.gov).  Please read the proxy statement/prospectus carefully before making any investment decisions.

Investment Strategy Change, Name Change, and Subsidiary Name Change for JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund

On December 10-12, 2018, the Board of Trustees (the "Board") of the Trust approved a change in investment strategy for the JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund (the "Fund"), a change in the Fund's name, and a corresponding change in subsidiary name for the JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund Ltd. (the "Subsidiary").  The name of the Fund will change to the JNL/Neuberger Berman Commodity Strategy Fund and the name of the Subsidiary will change to JNL/Neuberger Berman Commodity Strategy Fund Ltd. The changes in investment strategy, Fund name, and subsidiary name are not subject to shareholder approval and are expected to take place on or about April 29, 2019.

Fund Name Change for JNL/The Boston Company Equity Income Fund

On December 10-12, 2018, the Board of Trustees of the Trust approved a fund name change for the JNL/The Boston Company Equity Income Fund (the "Fund").  Effective, April 29, 2019, the Fund's name will be the JNL/Mellon Equity Income Fund.   The Fund's name change is not subject to shareholder approval.

This Supplement is dated December 18, 2018.